UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report: Hirtle Callaghan & Co. LLC.

Name:     Hirtle Callaghan & Co. LLC.
Address:  300 Barr Harbor Drive Suite 500
          West Conshohocken, PA 19428

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J Zion
Title:   Chief Operating Officer
Phone:   610 828-7200

Signature, Place, and Date of Signing:

  /s/ Robert J Zion          West Conshohocken, PA           October 19, 2012
  -----------------          ---------------------           ----------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  98

Form 13F Information Table Value Total:  $8,419
                                         ------
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

13(f) SEC Compliance Report

Number of Securities                98
Value of Securities (x$1000)    $8,419

Batch Date:         September 30, 2012

------------------------------------------------------------------------------------------------------------------------------------
                                                Title of                      Value    # of Shares or   SH/   Investment    Voting
Name of Issuer                                   Class             CUSIP    (x$1000)   Principal Amt    PRN   Discretion  Authority
------------------------------------------------------------------------------------------------------------------------------------
3M CO                                          Common Stock        88579Y101    $123      1,330.00      SH       SOLE        NONE
ABBOTT LABS                                    Common Stock        002824100    $225      3,282.00      SH       SOLE        NONE
ADELPHIA COMMUNICATIONS CORP                   Common Stock        006848105      $0      2,035.00      SH       SOLE        NONE
ALTRIA GROUP INC                               Common Stock        02209S103     $25           750      SH       SOLE        NONE
AMERICAN ENTERPRISE SOLUTIONS INC              Common Stock        025654104      $0      7,396.00      SH       SOLE        NONE
APPLE INC                                      Common Stock        037833100    $200           300      SH       SOLE        NONE
ARTIC ACQUISITION CORP                         Common Stock        039990858      $0           375      SH       SOLE        NONE
AT & T INC                                     Common Stock        00206R102     $72      1,922.00      SH       SOLE        NONE
AUTOMATIC DATA PROCESSING INC                  Common Stock        053015103    $335      5,670.00      SH       SOLE        NONE
BALLY TECHNOLOGIES INC                         Common Stock        05874B107     $50      1,010.00      SH       SOLE        NONE
BANK AMER CORP                                 Common Stock        060505104     $22      2,500.00      SH       SOLE        NONE
BERKSHIRE HATHAWAY INC                         Common Stock        084670108  $1,327            10      SH       SOLE        NONE
BLK SENIOR F-RATE Q1 USD                       Common Stock        G6025T107      $0          2.33      SH       SOLE        NONE
BLUE MOUNTAIN BIOTECHNOLOGY INC                Common Stock        095992962      $0      2,113.00      SH       SOLE        NONE
BP PLC                                         Common Stock        055622104      $5           108      SH       SOLE        NONE
BRISTOL BAY SCIENCES INC                       Common Stock        109990515      $0            63      SH       SOLE        NONE
BROADRIDGE FINANCIAL SOLUTIONS INC             Common Stock        11133T103     $49      2,086.00      SH       SOLE        NONE
CALCOL INC                                     Common Stock        128699105     $12    236,000.00      SH       SOLE        NONE
CARNIVAL CORP COM                              Common Stock        143658300      $4           100      SH       SOLE        NONE
CBRE GROUP INC                                 Common Stock        12504L109    $533     28,951.00      SH       SOLE        NONE
CHEVRON CORP                                   Common Stock        166764100    $125      1,070.00      SH       SOLE        NONE
CHINA HOUSING & LAND DEVELOPMENT               Common Stock        16939V103      $7      5,000.00      SH       SOLE        NONE
CHITINA SCIENCES INC                           Common Stock        170991905      $0            63      SH       SOLE        NONE
COCA COLA CO                                   Common Stock        191216100    $301      7,878.00      SH       SOLE        NONE
COMMERCE UNION BANCSHARES INC                  Common Stock        200828101    $309     31,500.00      SH       SOLE        NONE
COMMUNITY HEALTH SYS INC NEW                   Common Stock        203668108     $68      2,336.00      SH       SOLE        NONE
COMPUCREDIT HLDGS CORP                         Common Stock        20478T107     $35      9,431.00      SH       SOLE        NONE
CORDOVA SCIENCES INC                           Common Stock        218990786      $0            63      SH       SOLE        NONE
CORONADO BIOSCIENCES INC                       Common Stock        21976U109     $11      2,063.00      SH       SOLE        NONE
CRH PLC                                        Common Stock        G25508105    $145      8,316.00      SH       SOLE        NONE
CYTRX CORP                                     Common Stock        232828509      $1           256      SH       SOLE        NONE
DENALI SCIENCES INC                            Common Stock        24899T944      $0            63      SH       SOLE        NONE
DISCOVERY LABORATORIES INC                     Common Stock        254668403      $1           226      SH       SOLE        NONE
ENRON CORP                                     Common Stock        293561106      $0           170      SH       SOLE        NONE
EXPRESS SCRIPTS HLDG CO                        Common Stock        30219G108     $45           711      SH       SOLE        NONE
EXXON MOBIL CORP                               Common Stock        30231G102    $222      2,426.00      SH       SOLE        NONE
FLORIDA ST BRD ED CAP OUTLAY PUB ED           Municipal Bond       341426NA8     $32     30,000.00      PRN      SOLE        NONE
FRAC CUSIP 449518307 IFX CORP                  Common Stock        EEK518301      $0     33,000.00      SH       SOLE        NONE
GENERAL ELEC CO                                Common Stock        369604103    $402     17,571.00      SH       SOLE        NONE
GENESIS DIRECT INC                             Common Stock        371935107      $0     12,083.00      SH       SOLE        NONE
GNMA GTD PASS THRU CTF                              MBS            36214KSE2      $0        211.25      PRN      SOLE        NONE
HEALTHSTREAM INC                               Common Stock        42222N103     $71      2,500.00      SH       SOLE        NONE
HEALTHWATCH INC                                Common Stock        422214809      $0     12,868.00      SH       SOLE        NONE
HEINZ H J CO                                   Common Stock        423074103    $104      1,846.00      SH       SOLE        NONE
HEWLETT PACKARD CO                             Common Stock        428236103     $12           707      SH       SOLE        NONE
HOME DEPOT INC COM                             Common Stock        437076102     $15           250      SH       SOLE        NONE
IFX CORP                                       Common Stock        449518307      $0             3      SH       SOLE        NONE
ING REAL ESTATE CL- I                          Common Stock        44981V706    $179     10,368.64      SH       SOLE        NONE
INNOVIVE PHARMACEUTICALS INC                   Common Stock        45774F915      $0           916      SH       SOLE        NONE
INTEL CORP                                     Common Stock        458140100     $68      3,000.00      SH       SOLE        NONE
INTERNATIONAL BUSINESS MACHS CORP              Common Stock        459200101    $236      1,138.00      SH       SOLE        NONE
ISRAEL ST                                                          46513F3U1      $5      5,000.00      PRN      SOLE        NONE
JOHNSON & JOHNSON                              Common Stock        478160104    $295      4,283.00      SH       SOLE        NONE
KANAI SCIENCES INC                             Common Stock        483997912      $0            63      SH       SOLE        NONE
KODIAK SCIENCES INC                            Common Stock        50099C951      $0            63      SH       SOLE        NONE
KRAFT FOODS INC                                Common Stock        50075N104     $22           519      SH       SOLE        NONE
LANTIBIO INC                                   Common Stock        516990082      $0      3,463.00      SH       SOLE        NONE
LILLY ELI & CO                                 Common Stock        532457108     $54      1,135.00      SH       SOLE        NONE
MANHATTAN PHARMACEUTICALS INC                  Common Stock        563118207      $1      5,366.00      SH       SOLE        NONE
MERCK & CO INC                                 Common Stock        58933Y105     $55      1,200.00      SH       SOLE        NONE
MIAMI DADE CNTY FLA SCH DIST RFDG FSA         Municipal Bond       59333RAS3     $52     50,000.00      PRN      SOLE        NONE
MICROSOFT CORP                                 Common Stock        594918104    $418     14,052.00      SH       SOLE        NONE
MISCOR GROUP LTD                               Common Stock        60477P201      $9      8,000.00      SH       SOLE        NONE
NORTON SOUND ACQUISITION CORP                  Common Stock        668993900      $0           375      SH       SOLE        NONE
PACCAR INC                                     Common Stock        693718108      $9           234      SH       SOLE        NONE
PEPSICO INC                                    Common Stock        713448108    $163      2,300.00      SH       SOLE        NONE
PFIZER INC                                     Common Stock        717081103    $315     12,666.00      SH       SOLE        NONE
PHILIP MORRIS INTL INC                         Common Stock        718172109     $68           750      SH       SOLE        NONE
PNI TECHNOLOGIES INC                           Common Stock        69350F107      $0      1,200.00      SH       SOLE        NONE
PPG INDS INC                                   Common Stock        693506107    $141      1,224.00      SH       SOLE        NONE
PRAXAIR INC                                    Common Stock        74005P104     $52           500      SH       SOLE        NONE
PROCTER & GAMBLE CO                            Common Stock        742718109    $396      5,707.00      SH       SOLE        NONE
PROMEDCO MGMT CO                               Common Stock        74342L105      $0      2,172.00      SH       SOLE        NONE
PRUDENTIAL BACHE ENERGY GROWTH FD L P          Common Stock        74429T203      $0             5      SH       SOLE        NONE
PVF CAPITAL CORP                               Common Stock        693654105      $0           200      SH       SOLE        NONE
PYXIS PHARMACEUTICALS INC                      Common Stock        69499G990      $0      2,000.00      SH       SOLE        NONE
RENT A CTR INC NEW                             Common Stock        76009N100    $283      8,035.00      SH       SOLE        NONE
SCIENT INC                                     Common Stock        808649305      $0           500      SH       SOLE        NONE
SEWARD SCIENCES INC                            Common Stock        818997967      $0            63      SH       SOLE        NONE
SHELBY CNTY TENN HEALTH EDL & HSG FACS        Municipal Bond       821697KU2     $49     50,000.00      PRN      SOLE        NONE
SITKA SCIENCES INC                             Common Stock        68199K939      $0            63      SH       SOLE        NONE
SULLIVAN CNTY TENN HEALTH EDL & HSG FACS      Municipal Bond       865293AF1    $105    100,000.00      PRN      SOLE        NONE
SYMANTEC CORP                                  Common Stock        871503108      $6           350      SH       SOLE        NONE
SYNOVUS FINL CORP                              Common Stock        87161C105      $2           907      SH       SOLE        NONE
TELSCAPE INTL INC NEW                          Common Stock        87971Q104      $0           670      SH       SOLE        NONE
TRACON PHARMACEUTICALS                         Common Stock        ACI00RBQ6      $0            55      SH       SOLE        NONE
UNION PAC CORP                                 Common Stock        907818108     $48           400      SH       SOLE        NONE
UNISYS CORP                                    Common Stock        909214306      $0            10      SH       SOLE        NONE
UNITED AMERS BANKSHARES INC                    Common Stock        909335101     $45      4,500.00      SH       SOLE        NONE
VENTRUS BIOSCIENCES INC                        Common Stock        922822101      $1           166      SH       SOLE        NONE
VERIZON COMMUNICATIONS                         Common Stock        92343V104     $25           545      SH       SOLE        NONE
VERSO TECHNOLOGIES INC                         Common Stock        925317208      $0      1,600.00      SH       SOLE        NONE
VIOQUEST PHARMACEUTICALS INC                   Common Stock        927625202      $0           576      SH       SOLE        NONE
WAL MART STORES INC                            Common Stock        931142103    $406      5,500.00      SH       SOLE        NONE
WAL-MART DE MEXICO S A DE C V                  Common Stock        93114W107     $13           444      SH       SOLE        NONE
WELLS FARGO & CO NEW                           Common Stock        949746101      $3            99      SH       SOLE        NONE
WELLS FARGO & CO NEW                           Common Stock        949746887      $0             1      SH       SOLE        NONE
ZIOPHARM ONCOLOGY INC                          Common Stock        98973P101      $7      1,252.00      SH       SOLE        NONE